SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		9 Months Ended
	Jul. 20, 2023	Mar. 31, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Divided value	$ 100,000
Common stock, shares authorized	900,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Adjustments to Additional Paid in Capital, Other		$ 2,780,600
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		37,971,245	34,401,887
Common stock, shares outstanding		37,971,245	34,401,887
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued		15,598,113	15,598,113
Common stock, shares outstanding		15,598,113	15,598,113